Organization and Principal Activities - Principal Subsidiaries (Details)	12 Months Ended
Dec. 31, 2018
Organization And Principal Activities [Line Items]
Date of incorporation	Jul. 12, 2004
Place of incorporation	Delaware, United States of America (the “USA”)
China Risk Finance LL (China) Co., Ltd. (“CRF China”)
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Jul. 15, 2005
Place of incorporation	Shanghai, the PRC
CRF Wealth Management Co., Ltd. (“Wealth management”)
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Feb. 05, 2013
Place of incorporation	Shenzhen, the PRC
Shanghai Shouhang Business Management Co., Ltd. (“Shanghai Shouhang”)
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Jul. 11, 2002
Place of incorporation	Shanghai, the PRC
Capital Financial Co., Ltd. (“Beijing Shouhang”)
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Aug. 04, 2005
Place of incorporation	Beijing, the PRC
Haidong CRF Micro-credit Co., Ltd. (“Haidong CRF Micro-credit”)
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	May 08, 2012
Place of incorporation	Qinghai, the PRC
Qianhai Shuliang (Shenzhen) Technology Co., Ltd.
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Dec. 08, 2016
Place of incorporation	Shenzhen, the PRC